Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BNY Mellon Worldwide Growth Fund, Inc - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	12.52%	10.73%	9.74%
BNY Mellon Worldwide Growth Fund, Inc - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	17.46% [1]	11.20%	9.57%
BNY Mellon Worldwide Growth Fund, Inc - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	19.62%	12.31%	10.67%
BNY Mellon Worldwide Growth Fund, Inc - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	19.74%	12.41%	10.76%
Without Sales Load [Member] | BNY Mellon Worldwide Growth Fund, Inc - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	19.38%	12.05%	10.40%
Without Sales Load [Member] | BNY Mellon Worldwide Growth Fund, Inc - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	18.46%	11.20%	9.57%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.03%	9.78%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.